Common Stock, Preferred Stock and Warrants - Assumptions used to estimate fair value of warrants (Details) - Warrants	9 Months Ended
Jan. 31, 2021
Expected volatility, minimum	86.00%
Expected volatility, maximum	104.00%
Expected dividends	0.00%
Expected term, minimum	4 years 8 months 1 day
Expected term, maximum	5 years
Risk-free interest rate, minimum	0.10%
Risk-free interest rate, maximum	0.41%